Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases

NOTE 16. LEASES
This Note provides information for leases where the Grupo is the lessee:
(i) Amounts recognized in the Statement of Financial Position:

	12.31.23	12.31.22
Right-of-use asset (1)	17,775,586	23,021,193
Real estate	17,775,586	23,021,193
Lease Liabilities (2)	(29,460,816)	(23,902,091)
(1)     Recorded in Property, Plant and Equipment.
(2)     Recorded in Other Financial Liabilities, see Note 25.
Additions to the right-of-use assets during the financial year were Ps.5,285,656.
The maturity of lease liabilities is disclosed in Note 45.
(ii) Amounts recognized in the Statement of Income:

	12.31.23	12.31.22
Charge for depreciation of right-of-use assets (1)(2)	(6,760,728)	(8,357,036)
Interest Expenses (3)	(3,404,429)	(3,559,813)
Expenses related to short-term leases (4)	(111,323)	(160,656)
Expenses related to low-value assets leases (4)	(521,042)	(941,360)
Sublease Income (5)	70,567	13,524
(1)Depreciation for right of use of Real Property.
(2)Recorded in Depreciation Expenses, see Note 39.
(3)Recorded in Other Operating Expenses, Lease Interest, see Note 40.
(4)Recorded in Administrative Expenses, see Note 38.
(5)Recorded in Other Operating Income, see Note 34.
The roll forward of right -of-use assets and lease liabilities during the years 2023 and 2022 is as follows:

Right-of-use assets	12.31.23	12.31.22
Balances at the beginning of the year	23,021,193	27,325,869
Additions	5,285,656	4,203,097
Cancellation of contracts	(3,770,535)	(150,737)
Depreciation of the year	(6,760,728)	(8,357,036)
Balances at the end of the year	17,775,586	23,021,193

Lease liabilities(1)	12.31.23	12.31.22
Balances at the beginning of the year	23,902,091	26,578,829
New contracts	5,285,656	4,203,097
Cancellation of contracts	(3,770,535)	(150,737)
Lease payments	(6,372,889)	(8,331,048)
Leases financial cost	3,404,429	3,559,813
Translation differences and inflation adjustment	7,012,064	(1,957,863)
Balances at the end of the year	29,460,816	23,902,091
(1)Recorded in the item Other Financial Liabilities, see Note 25.
The total cash flows related to leases was Ps.6,372,889.